Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities of continuing operations:
Net income (loss)	$ (540,314)	$ (3,611,016)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,053	3,543
Changes in operating assets and liabilities:
Other assets	(19,744)	(109)
Accounts receivable	(2,189)	(4,786)
Account receivable-other	(5,586)	(60,008)
Inventory	(11,563)	(4,238)
Accounts payable	31,693	(8,843)
Accrued liabilities	21,163	(370)
Net cash used in operating activities	(347,280)	(204,594)
Cash flows from investing activities:
Purchase of fixed assets	0	(1,910)
Net cash used in financing activities	(0)	(1,910)
Cash flows from financing activities:
Proceeds from convertible notes	480,000	0
Proceeds from the sale of common stock	0	175,000
Proceeds from the sale of preferred stock	5,000	80,000
Net cash provided by financing activities	485,000	255,000
Net increase in cash and cash equivalents	137,720	48,496
Cash and cash equivalents at beginning of period	139,485	37,336
Cash and cash equivalents at end of period	277,205	85,832
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Cash paid for income taxes	$ 0	$ 0